UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-0547

DWS Technology Fund (formerly Scudder Technology Fund)

(Exact name of registrant as specified in charter)

222 South Riverside Plaza

Chicago, IL 60606

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 10/31

Date of reporting period: 01/31/06

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio                          as of January 31, 2006 (Unaudited)

DWS Technology Fund

(formerly Scudder Technology Fund)

	Shares	Value ($)

Common Stocks 98.6%
Information Technology 98.3%
Communications Equipment 16.0%
Avocent Corp.*	819,685	27,270,920
CiDRA Corp.*	241,793	0
Cisco Systems, Inc.*	2,147,589	39,880,728
Corning, Inc.*	1,582,100	38,524,135
F5 Networks, Inc.*	140,955	9,119,788
Lucent Technologies, Inc.* (a)	7,999,700	21,119,208
Motorola, Inc.	1,492,707	33,899,376
QUALCOMM, Inc.	813,854	39,032,438
Scientific-Atlanta, Inc.	150,800	6,448,208

		215,294,801
Computers & Peripherals 21.4%
Apple Computer, Inc.*	635,100	47,956,401
Dell, Inc.*	1,749,490	51,277,552
EMC Corp.*	3,681,300	49,329,420
Hewlett-Packard Co.	1,289,500	40,206,610
International Business Machines Corp.	489,900	39,828,870
Network Appliance, Inc.*	431,800	13,472,160
QLogic Corp.*	342,820	13,599,669
SanDisk Corp.*	200,131	13,480,824
Sun Microsystems, Inc.*	4,173,800	18,782,100

		287,933,606
Electronic Equipment & Instruments 1.9%
AU Optronics Corp. (ADR) (a)	572,258	8,749,825
Cheng Uei Precision Industry Co., Ltd.	2,064,000	6,826,662
Hon Hai Precision Industry Co., Ltd.	1,439,000	9,754,349

		25,330,836
Internet Software & Services 13.2%
eBay, Inc.*	1,313,600	56,616,160
Google, Inc. "A"*	164,400	71,226,300
Yahoo!, Inc.*	1,457,300	50,043,682

		177,886,142
IT Consulting & Services 5.6%
Automatic Data Processing, Inc.	934,900	41,079,506
Cognizant Technology Solutions Corp. "A"*	663,943	34,770,695

		75,850,201
Semiconductors & Semiconductor Equipment 21.8%
Advanced Micro Devices, Inc.* (a)	1,081,800	45,284,148
Applied Materials, Inc.	1,432,300	27,285,315
Broadcom Corp. "A"*	243,608	16,614,066
Intel Corp.	3,216,300	68,410,701
Intersil Corp. "A"	537,200	15,611,032
Maxim Integrated Products, Inc.	982,373	40,316,588
Micron Technology, Inc.* (a)	952,600	13,984,168

National Semiconductor Corp.	472,400	13,326,404
SiRF Technology Holdings, Inc.* (a)	434,200	14,628,198
Spansion, Inc. "A"*	516,500	6,714,500
Texas Instruments, Inc.	1,076,100	31,454,403

		293,629,523
Software 18.4%
Activision, Inc.*	1,847,033	26,486,453
Adobe Systems, Inc.*	1,049,900	41,702,028
Business Objects SA (ADR)* (a)	1,095,000	45,442,500
CA, Inc.	480,400	13,114,920
Microsoft Corp.	1,458,656	41,061,167
Oracle Corp.*	1,088,200	13,678,674
Patni Computer Systems Ltd. (ADR)* (a)	64,600	1,495,490
Quest Software, Inc.* (a)	1,170,500	18,540,720
Symantec Corp.*	1,863,358	34,248,520
Take-Two Interactive Software, Inc.* (a)	718,300	11,392,238

		247,162,710
Materials 0.3%
Metals & Mining
SODIFF Advanced Materials Co., Ltd.	184,632	3,339,894

Total Common Stocks (Cost $1,057,446,333)		1,326,427,713
Preferred Stocks 0.0%
Information Technology
Communications Equipment 0.0%
Chorum Technologies, Inc. "E"* (b) (c)	580,046	46,288
Chorum Technologies, Inc. "F"* (b) (c)	8,860,759	130,253
CiDRA Corp. "D"* (b)	42,509	0

		176,541
Electronic Equipment & Instruments 0.0%
Axsun* (b)	642,674	30,141

Total Preferred Stocks (Cost $31,843,202)		206,682
Convertible Preferred Stocks 0.0%
Information Technology
Communications Equipment
CiDRA Corp. "D"* (Cost $0)	11,706	0
Other Investments 0.6%
Adams Capital Management III LP (1.2% limited partnership interest)* (b)	-	2,418,690
Adams Capital Management LP (3.6% limited partnership interest)* (b)	-	281,000
Alloy Ventures 2000 LP (3.0% limited partnership interest)* (b)	-	2,468,250
Asset Management Association 1996 LP (2.5% limited partnership interest)* (b)	-	854,600
Asset Management Association 1998 LP (3.5% limited partnership interest)* (b)	-	596,100
Crosspoint Venture Partners 1993 LP (2.9% limited partnership interest)* (b)	-	57,600
GeoCapital III LP (5.0% limited partnership interest)* (b)	-	228,000
GeoCapital IV LP (2.9% limited partnership interest)* (b)	-	667,500
Hambrecht & Quist Group Venture Partners* (b)	-	280,000
Med Venture Associates II LP (6.1% limited partnership interest)* (b)	-	16,193
Med Venture Associates III LP (2.7% limited partnership interest)* (b)	-	545,738
Sevin Rosen Fund V (2.8% limited partnership interest)* (b)	-	232,179

Total Other Investments (Cost $36,564,923)		8,645,850

Securities Lending Collateral 8.1%
Daily Assets Fund Institutional, 4.35% (d) (e) (Cost $108,433,501)	108,433,501	108,433,501
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 1,234,287,959)	107.3	1,443,713,746
Other Assets and Liabilities, Net	(7.3)	(97,994,183)

Net Assets	100.0	1,345,719,563

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*		Non-income producing security.
(a)		All or a portion of these securities were on loan. The value of all securities loaned at January 31, 2006 amounted to $104,538,685 which is 7.8% of net assets.
(b)

The Fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities"). Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933. The fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security. Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund. The future value of these securities is uncertain and there may be changes in the estimated value of these securities

Schedule of Restricted Securities	Acquisition Date	Acquisition Cost ($)	Value ($)	Value as % of Net Assets
Adams Capital Management III LP**	October 1997 to August 2003	3,552,467	2,418,690	0.18
Adams Capital Management LP**	August 2000 to November 2000	1,889,204	281,000	0.02
Alloy Ventures 2000 LP**	April 2000 to June 2003	4,369,304	2,468,250	0.18
Asset Management Association 1996 LP**	June 1996 to July 2000	1,691,465	854,600	0.06
Asset Management Association 1998 LP**	December 1998 to November 2001	2,816,280	596,100	0.04
Axsun	December 2000	7,500,006	30,141	-
Chorum Technologies, Inc. "E" preferred stock	September 2000	8,642,120	46,288	-
Chorum Technologies, Inc. "F" preferred stock	September 2001 to December 2001	10,197,952	130,253	0.01
CiDRA Corp. "D"	June 2000	5,503,124	-	-
Crosspoint Venture Partners 1993 LP**	April 1993 to November 1998	132,184	57,600	-
GeoCapital III LP**	December 1993 to December 1998	1,070,773	228,000	0.02
GeoCapital IV LP**	April 1996 to March 2000	2,193,196	667,500	0.05
Hambrecht & Quist Group Venture Partners	March 2000	14,000,000	280,000	0.02
Med Venture Associates II LP**	May 1996 to January 2002	987,127	16,193	-
Med Venture Associates III LP**	September 1998 to October 2003	1,598,708	545,738	0.04
Sevin Rosen Fund V**	April 1996 to June 2001	2,264,215	232,179	0.02
Total Restricted Securities		8,852,532		0 .64

**	These securities represent venture capital funds.
(c)

Affiliated issuer. An affiliated issuer includes any company in which the Fund has ownership of at least 5% of the outstanding voting securities. A summary of the Fund's transactions during the three months ended January 31, 2006, with companies which are or were affiliates is as follows:

Affiliate	Value ($) at October 31, 2005	Purchases Cost ($)	Sales Cost ($)	Realized Gain/(Loss) ($)	Dividend Income ($)	Shares at January 31, 2006	Value ($) at January 31, 2006
Chorum Technologies, Inc. "E"	43,214	-	-	-	-	580,046	46,288
Chorum Technologies, Inc. "F"	121,392	-	-	-	-	8,860,759	130,253
	164,606	-	-	-	-		176,541

(d)	Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents collateral held in connection with securities lending.
ADR: American Depositary Receipt
At January 31, 2006, open written options were as follows:
Written Options	Number of Contracts	Expiration Date	Strike Price ($)	Value ($)

Call Options
Corning, Inc.	6,387	2/18/2006	22.5	(1,405,140)
Total outstanding written options (Premiums received $617,658)				(1,405,140)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Technology Fund

By:	/s/Vincent J. Esposito
Vincent J. Esposito

President

Date:	March 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Technology Fund

By:	/s/Vincent J. Esposito
Vincent J. Esposito

President

Date:	March 21, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 March 21, 2006